Schedule of common shares (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Number of shares outstanding	262,776,228	176,947,216
Number of shares outstanding value	$ 568,042	$ 146,516
Number of shares issued for cash		49,606,881
Number of shares issued for cash value		$ 285,426
Number of shares exercise of shares	4,806,800	8,054,911
Number of shares exercise of shares value	$ 7,053	$ 6,599
Number of shares exercise of CDI options	1,366,292	13,931,501
Number of shares exercise of CDI options value	$ 7,465	$ 54,325
Number of shares exercise of warrants	3,913,744	6,321,538
Number of shares exercise of warrants value	$ 5,306	$ 10,037
Number of shares settlement of RSU	674,374	786,089
Number of shares settlement of RSU value	$ 2,348	$ 2,837
Number of shares issued for settlement of debt		66,667
Number of shares issued for settlement of debt value		$ 90
Number of shares issued for conversion of debt	15,047,619	5,714,120
Number of shares issued for conversion of debt value	$ 59,377	$ 49,749
Number of shares issued for acquistion		1,347,305
Number of shares issued for acquistion		$ 12,463
Shares repurchased under share repurchase program	(2,914,739)
Shares repurchased under share repurchase program value		$ (67,727)
Number of shares outstanding	285,670,318	262,776,228
Number of shares outstanding value	$ 581,864	$ 568,042